Note 48 - Impairment or reversal of impairment on non-financial assets	12 Months Ended
Dec. 31, 2018
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

48. Impairment or (reversal) of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or (reversal) of impairment on non-financial assets (Millions of euros)
	Notes	2018	2017	2016
Tangible assets	17	5	42	143
Intangible assets	18.2	83	16	3
Others	20	51	306	375
Total		138	363	521